Operating Leases - Summary of Information Related To Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows from operating leases	$ 3,342	$ 4,727	$ 3,672
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 25,700	$ 4,887	$ 3,695
Weighted-average remaining lease term (in years): Operating leases	5 years 9 months 18 days	3 years 2 months 12 days	2 years 2 months 12 days
Weighted-average discount rate: Operating leases	7.10%	9.40%	5.50%